Merger - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 29, 2022 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares authorized | shares	1,000,000,000	23,563,040
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares	20,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Proceeds from common stock issuance to Lincoln Park	$ 2,500	$ 0
Repayment of working capital notes	(861)
Proceeds from Business Combination and PIPE financing before offsetting	18,094	0
Offering costs	$ 9,221	$ 61
Legacy Apexigen [Member]
Business Acquisition [Line Items]
Business acquisition, effective date	Jul. 29, 2022
Common stock, shares authorized | shares			1,000,000,000
Common stock, par value | $ / shares			$ 0.0001
Preferred stock, shares authorized | shares			20,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Convertible preferred stock converted into common stock | shares	145,130,628
Exchange Ratio	0.102448
Repayment of working capital notes	$ 900
Business combination, direct and incremental costs related Costs	$ 9,200
Legacy Apexigen [Member] | PIPE Investment [Member]
Business Acquisition [Line Items]
Shares redeemed (in shares) | shares	4,618,607
Gross Common Stock Redemption Payments	$ 47,200
Exercise of common stock warrant (in shares) | shares	1,452,000
Sale of Stock, Price Per Share | $ / shares	$ 10
Proceeds from common stock issuance to Lincoln Park	$ 14,500
Proceeds from Business Combination and PIPE financing before offsetting	19,000
Offering costs	$ 9,200
Apexigen [Member]
Business Acquisition [Line Items]
Authorized shares of capital stock | shares			1,020,000,000